Property Plant and Equipment (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 100	$ 211
Costs [Member]
Statement [Line Items]
Depreciation charges	244	337
Selling Expenses [Member]
Statement [Line Items]
Depreciation charges	5	8
Discontinued Operations [Member]
Statement [Line Items]
Depreciation charges	$ 2,807	$ 9,775